CONTRACTS WITH CUSTOMERS (Details) - Disaggregation of Revenue - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 246,072	$ 658,638	$ 504,643	$ 848,070	$ 1,480,213	$ 494,375
Domestic Physicians [Member]
Disaggregation of Revenue [Line Items]
Revenue			147,500	490,927	765,927	494,375
Domestic Licensing & Distribution Fee [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 357,143	$ 357,143	$ 714,286	$ 0